Risk and Capital Management (Details 7) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other financial assets	[1]	R$ 1,247,113	R$ 1,084,452
Other financial assets, percentage	[1]	100.00%	100.00%
Lower [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 1,240,844	R$ 1,077,802
Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets		5,737	5,995
High [member]
IfrsStatementLineItems [Line Items]
Other financial assets		532	655
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 289,328	R$ 281,371
Other financial assets, percentage		23.20%	25.90%
Interbank deposits and securities purchased under agreements to resell [member] | Lower [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 289,328	R$ 281,371
Financial assets at fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 260,743	R$ 213,026
Other financial assets, percentage		20.90%	19.60%
Financial assets at fair value through profit or loss [member] | Lower [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 257,238	R$ 208,605
Financial assets at fair value through profit or loss [member] | Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets		3,084	3,816
Financial assets at fair value through profit or loss [member] | High [member]
IfrsStatementLineItems [Line Items]
Other financial assets		421	605
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 567,003	R$ 463,307
Other financial assets, percentage		45.50%	42.70%
Financial assets at fair value through profit or loss, category [member] | Lower [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 564,288	R$ 461,153
Financial assets at fair value through profit or loss, category [member] | Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets		2,604	2,104
Financial assets at fair value through profit or loss, category [member] | High [member]
IfrsStatementLineItems [Line Items]
Other financial assets		111	50
Financial assets available-for-sale, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 130,039	R$ 126,748
Other financial assets, percentage		10.40%	11.80%
Financial assets available-for-sale, category [member] | Lower [member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 129,990	R$ 126,673
Financial assets available-for-sale, category [member] | Satisfactory risk[member]
IfrsStatementLineItems [Line Items]
Other financial assets		R$ 49	R$ 75

[1]	Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.